Stock-Based Compensation and Other Compensation (Details 1)	0 Months Ended	12 Months Ended
	Jun. 30, 2003	Dec. 31, 2012	Dec. 31, 2012 2009 Incentive Plan	Dec. 31, 2011 2009 Incentive Plan	Dec. 31, 2010 2009 Incentive Plan	Dec. 31, 2012 2009 Incentive Plan Employment Contracts	Dec. 31, 2011 2009 Incentive Plan Employment Contracts
Stock Issued or Granted During Period, Share-based Compensation
Restricted stock award issued during period, gross	1,500,000		259,400	524,550	140,050	78,000	340,000
Peformance stock award issued during period, gross			314,400	291,600	159,250	142,000	100,000
Peformance stock award issued during period gross, excluded		10,000				20,000	20,000